Income Tax (Details) ¥ in Millions		1 Months Ended	12 Months Ended						24 Months Ended		36 Months Ended
	Jan. 01, 2022	Sep. 30, 2018	Dec. 31, 2022	Jun. 30, 2022 USD ($)	Dec. 31, 2021	Jun. 30, 2021 USD ($)	Dec. 31, 2020	Jun. 30, 2020 USD ($)	Dec. 31, 2022	Dec. 31, 2020 CNY (¥)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2019 USD ($)
Income Tax (Details) [Line Items]
Income tax rate				25.00%		25.00%		25.00%
Enterprise income tax years				2 years
Reduction percentage				50.00%
Subsequent year				3 years
Preferential tax rate				15.00%
New technology enterprise certificate effective for a period													3 years
Amount of taxable income not exceeding value (in Yuan Renminbi) | ¥										¥ 1
Preferential tax rate									2.50%	5.00%
Accrued valuation allowance (in Dollars) | $				$ 8,430,810		$ 919,935		$ 227,150						$ 105,619
PRC tax years				5 years
Baijiayun Information Technology Co., Ltd and Baijia Cloud Technology Co., Ltd [Member]
Income Tax (Details) [Line Items]
Enterprise income tax years				2 years
Reduction percentage	50.00%			50.00%
Subsequent year				3 years
Preferential tax rate							5.00%
Nanjing Baijia Cloud Technology Co., Ltd [Member]
Income Tax (Details) [Line Items]
Reduction percentage				50.00%
Preferential tax rate										5.00%
Wuhan Baijia Cloud Technology Co., Ltd [Member]
Income Tax (Details) [Line Items]
Preferential tax rate													15.00%
Wuhan BaiJiaShiLian Technology Co., Ltd [Member]
Income Tax (Details) [Line Items]
Preferential tax rate												15.00%
Beijing Deran Technology Co., Ltd [Member]
Income Tax (Details) [Line Items]
Preferential tax rate											15.00%
Guizhou Baijiayun Haoyu Xingchen Xian Baijiayun Henan Baijiayun And Baijiayun Wfoe [Member]
Income Tax (Details) [Line Items]
Preferential tax rate					2.50%
Guizhou BaiJiaYun , Haoyu Xingchen, BaiJiaYun WFOE, Nanning Baishilian, Shanghai Baishilian, Guangxi Weifang [Member]
Income Tax (Details) [Line Items]
Preferential tax rate			2.50%
HONG KONG
Income Tax (Details) [Line Items]
Withholding tax rate				5.00%
HONG KONG | Assessable Profits On The First HK$2 Million [Member]
Income Tax (Details) [Line Items]
Income tax rate				8.25%
HONG KONG | Assessable Profits In Excess of HK$2 Million [Member]
Income Tax (Details) [Line Items]
Income tax rate				16.50%
PRC [Member]
Income Tax (Details) [Line Items]
Income tax rate				25.00%
Research and development expenses percentage		175.00%
Withholding tax rate				10.00%
High and New Technology Enterprise [Member]
Income Tax (Details) [Line Items]
Preferential tax rate				15.00%